UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21788
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota     55474

                     (Address of principal executive offices)                   (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 06/30

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Portfolio of Investments
Seligman TargETFund Core
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (99.7%)

	Shares		Value(a)
Fixed Income (34.9%)
iShares Lehman US Treasury Inflation Protected Securities Fund	78,979		$8,026,636
Vanguard Total Bond Market ETF	137,400		10,674,606
Total			18,701,242

International Large Cap (10.0%)
Vanguard Europe Pacific ETF	187,100		5,369,770

REIT (9.6%)
SPDR Dow Jones REIT ETF	150,900		5,121,546

U.S. Large and Mid Cap (5.1%)
iShares Dow Jones Select Dividend Index Fund	76,381		2,700,832

U.S. Large Cap (32.5%)
SPDR Trust Series 1	188,900		17,363,688

U.S. Mid Cap (7.6%)
iShares Russell Midcap Index Fund	62,264		4,080,783

Total Exchange Traded Funds (Cost: $69,152,374)			$53,337,861

Money Market Fund (0.1%)
	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	27,516	(b)	$27,516
Total Money Market Fund (Cost: $27,516)			$27,516

Total Investments in Securities (Cost: $69,179,890)(c)			$53,365,377

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(c)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $69,180,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$576,000
Unrealized depreciation	(16,391,000)

Net unrealized depreciation	$(15,815,000)

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in securities	$53,365,377	—	—	$53,365,377

Portfolio of Investments
Seligman TargETFund 2015
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (99.7%)

	Shares	Value(a)
Emerging Markets (3.3%)
Vanguard Emerging Markets ETF	25,300	$805,046

Fixed Income (19.1%)
iShares Lehman US Treasury Inflation Protected Securities Fund	12,600	1,280,538
Vanguard Total Bond Market ETF	43,050	3,344,555
Total		4,625,093

International Large Cap (9.8%)
iShares MSCI EAFE Index Fund	49,200	2,253,852
Vanguard Europe Pacific ETF	4,000	114,800
Total		2,368,652

International Small Cap (3.4%)
WisdomTree Intl SmallCap Dividend Fund	22,100	812,396

REIT (9.6%)
SPDR Dow Jones REIT ETF	68,600	2,328,284

U.S. Large and Mid Cap (1.7%)
iShares Dow Jones Select Dividend Index Fund	11,400	403,104

U.S. Large Cap (24.6%)
iShares S&P 500 Index Fund	62,200	5,738,572
SPDR Trust Series 1	2,200	202,224
Total		5,940,796

U.S. Mid Cap (18.7%)
iShares Russell Midcap Index Fund	68,849	4,512,363

U.S. Small Cap (9.5%)
iShares Russell 2000 Index Fund	45,042	2,295,340

Total Exchange Traded Funds
(Cost: $31,682,734)		$24,091,074

Money Market Fund (0.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	127,728	(b)	$127,728
Total Money Market Fund
(Cost: $127,728)			$127,728

Total Investments in Securities
(Cost: $31,810,462)(c)			$24,218,802

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(c)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $31,810,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$142,000
Unrealized depreciation	(7,733,000)

Net unrealized depreciation	$(7,591,000)

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	Other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in securities	$24,218,802	—	—	$24,218,802

Portfolio of Investments
Seligman TargETFund 2025
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (99.6%)

	Shares	Value(a)
Emerging Markets (8.3%)
Vanguard Emerging Markets ETF	76,800	$2,443,776

Fixed Income (4.9%)
Vanguard Total Bond Market ETF	18,600	1,445,034

International Large Cap (9.9%)
iShares MSCI EAFE Index Fund	60,500	2,771,505
Vanguard Europe Pacific ETF	5,000	143,500
Total		2,915,005

International Small Cap (8.4%)
WisdomTree Intl SmallCap Dividend Fund	67,300	2,473,948

REIT (3.7%)
SPDR Dow Jones REIT ETF	32,000	1,086,080

U.S. Large Cap (18.5%)
iShares S&P 500 Index Fund	51,700	4,769,842
SPDR Trust Series 1	7,200	661,824
Total		5,431,666

U.S. Mid Cap (24.7%)
iShares Russell Midcap Index Fund	110,401	7,235,682

U.S. Small Cap (21.2%)
iShares Russell 2000 Index Fund	122,421	6,238,574

Total Exchange Traded Funds (Cost: $40,129,203)		$29,269,765

Money Market Fund (1.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	312,951	(b)	$312,951
Total Money Market Fund (Cost: $312,951)			$312,951

Total Investments in Securities (Cost: $40,442,154)(c)			$29,582,716

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(c)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $40,442,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$82,000
Unrealized depreciation	(10,941,000)

Net unrealized depreciation	$(10,859,000)

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in securities	$29,582,716	—	—	$29,582,716

Portfolio of Investments
Seligman TargETFund 2035
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (99.5%)

	Shares	Value(a)
Emerging Markets (9.9%)
Vanguard Emerging Markets ETF	26,300	$836,866

Fixed Income (5.1%)
Vanguard Total Bond Market ETF	5,500	427,295

International Large Cap (9.9%)
Vanguard Europe Pacific ETF	29,000	832,300

International Small Cap (9.8%)
WisdomTree Intl SmallCap Dividend Fund	22,540	828,570

U.S. Large Cap (14.9%)
SPDR Trust Series 1	13,645	1,254,248

U.S. Mid Cap (25.0%)
iShares Russell Midcap Index Fund	32,200	2,110,389

U.S. Small Cap (24.9%)
iShares Russell 2000 Index Fund	41,145	2,096,749

Total Exchange Traded Funds (Cost: $10,638,623)		$8,386,417

Money Market Fund (0.8%)

	Shares	Value(a)
RiverSource Short-Term Cash Fund, 0.30%	66,529 (b)	$66,529
Total Money Market Fund (Cost: $66,529)		$66,529

Total Investments in Securities (Cost: $10,705,152)(c)		$8,452,946

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(c)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $10,705,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,000
Unrealized depreciation	(2,259,000)

Net unrealized depreciation	$(2,252,000)

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in securities	$8,452,946	—	—	$8,452,946

Portfolio of Investments
Seligman TargETFund 2045
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (99.7%)

	Shares	Value(a)
Emerging Markets (9.9%)
Vanguard Emerging Markets ETF	13,500	$429,570

Fixed Income (4.9%)
Vanguard Total Bond Market ETF	2,700	209,763

International Large Cap (10.0%)
Vanguard Europe Pacific ETF	14,975	429,783

International Small Cap (9.9%)
WisdomTree Intl SmallCap Dividend Fund	11,585	425,865

U.S. Large Cap (14.9%)
SPDR Trust Series 1	6,990	642,521

U.S. Mid Cap (24.8%)
iShares Russell Midcap Index Fund	16,395	1,074,528

U.S. Small Cap (25.3%)
iShares Russell 2000 Index Fund	21,490	1,095,129

Total Exchange Traded Funds (Cost: $5,416,792)		$4,307,159

Money Market Fund (0.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	38,730	(b)	$38,730
Total Money Market Fund (Cost: $38,730)			$38,730

Total Investments in Securities (Cost: $5,455,522)(c)			$4,345,889

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated March 31, 2009.

(b)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(c)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $5,456,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,000
Unrealized depreciation	(1,114,000)

Net unrealized depreciation	$(1,110,000)

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
• Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in securities	$4,345,889	—	—	$4,345,889

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman TargetHorizon ETF Portfolios, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan President and Principal Executive Officer

Date August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan President and Principal Executive Officer

Date August 28, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox Treasurer and Principal Financial Officer
Date August 28, 2009